PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Construction in progress	$ 90,809	$ 21,682
Depreciation expense	$ 1,698,033	$ 1,388,096